Cover	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	000-56228
Entity Registrant Name	IANTHUS CAPITAL HOLDINGS, INC.
Entity Central Index Key	0001643154
Entity Tax Identification Number	98-1360810
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 414
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	646
Local Phone Number	518-9411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false